Cover	Dec. 23, 2025
Cover [Abstract]
Document Period End Date	Dec. 23, 2025
Entity Registrant Name	1st FRANKLIN FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	GA
Entity File Number	2-27985
Entity Tax Identification Number	58-0521233
Entity Address, Address Line One	135 East Tugalo Street
Entity Address, Address Line Two	P.O. Box 880
Entity Address, City or Town	Toccoa
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30577
City Area Code	706
Local Phone Number	886-7571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000038723
Document Type	8-K